UNAUDITED INTERIM CONDENSED STATEMENTS OF FINANCIAL POSITION ₩ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)
Assets
Cash and cash equivalents | $
Other receivables | $	54,058		52,918		50,618
Total current assets | $	54,058		52,918		50,618
Total assets | $	54,058		52,918		50,618
Liabilities
Promissory note payables – related parties | $	32,435		31,751		30,371
Other payables | $	7,725		7,725
Total current liabilities | $	40,160		39,476		30,371
Total liabilities | $	40,160		39,476		30,371
Equity
Common stock | $	50,000		50,000		50,000
Accumulated deficit | $	(36,102)		(36,558)		(29,753)
Total equity | $	13,898		13,442		20,247
Total liabilities and equity | $	$ 54,058		$ 52,918		$ 50,618
CubeBio Co., Ltd. [Member]
Assets
Cash and cash equivalents		₩ 312,427		₩ 335,814		₩ 3,662,174
Current portion of long-term bank deposit				30,000
Short-term loan receivable - related parties, net		561,944		442,894		214,245
Other receivables		27,250		33,411		202,477
Other current assets		127,528		137,151		57,700
Total current assets		1,029,149		979,270		4,136,596
Long-term bank deposit		30,000				30,000
Long-term loan receivable, net		1,958,880		1,671,780		1,917,960
Property and equipment		303,611		344,055		420,836
Right-of-use assets		434,170		512,493		649,394
Intangible assets		4,075		5,242		6,009
Other non-current financial assets		519,945		525,042		473,682
Long-term other receivables, net		398				2,065
Deferred transaction costs – Sponsor share purchase		2,545,885		2,393,915		1,025,730
Other non-current assets		17,325		38,114		79,693
Total non-current assets		5,814,289		5,490,641		4,605,369
Total assets		6,843,438		6,469,911		8,741,965
Liabilities
Accounts payable - other - related parties, net		3,269,591		324,855
Accounts payable - other - non-related parties, net		2,866,494		3,228,194		1,254,802
Short-term borrowings - related parties, net		1,000,000				39,769
Bond with warrants - non-related parties, net		3,209,760		3,265,312		3,479,370
Derivative liabilities		979,969		1,267,801		1,473,823
Current lease liabilities		108,706		122,626		117,351
Total current liabilities		11,434,520		8,208,788		6,365,115
Defined benefit liabilities		903,565		980,841		950,220
Other non-current provisions		48,817		48,658		48,341
Non-current lease liabilities		371,079		430,005		551,681
Total non-current liabilities		1,323,461		1,459,504		1,550,242
Total liabilities		12,757,981		9,668,292		7,915,357
Equity
Share capital		26,407,738		26,407,738		26,147,238
Share premium		46,679,809		46,566,573		44,749,618
Share subscription receivable		(50,000)		(50,000)
Other reserves		(675,527)		(690,292)		(727,203)
Other comprehensive income		279,386		125,654		73,533
Accumulated deficit		(78,555,949)		(75,558,054)		(69,416,578)
Total equity		(5,914,543)		(3,198,381)		826,608
Total liabilities and equity		₩ 6,843,438		₩ 6,469,911		₩ 8,741,965